Consolidated Schedule of Investments PIMCO Access Income Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 161.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 29.5%
AI Silk Midco Ltd. TBD% due 02/24/2031	EUR	1,100	$1,155
Amsurg
10.123% (TSFR03M + 4.750%) due 11/03/2028 «~		$99	99
14.248% due 07/20/2026 «~		12,896	12,896
AP Core Holdings LLC 10.945% due 09/01/2027		1,844	1,809
Blackhawk Network Holdings, Inc. 10.327% (TSFR1M + 5.000%) due 03/12/2029 ~		300	301
Cengage Learning, Inc. TBD% due 03/22/2031		2,300	2,300
CIRCOR International, Inc.
TBD% due 06/20/2029 «µ		166	167
11.326% (TSFR03M + 6.000%) due 06/20/2030 «~		1,434	1,455
Cohesity
TBD% due 03/08/2031 «µ		846	846
TBD% due 03/08/2031 «		8,000	8,000
Comexposium
1.138% - 4.414% (EUR012M + 3.250%) due 03/28/2025 «~	EUR	3,392	3,495
4.969% (EUR012M + 4.000%) due 03/28/2026 «~		18,708	19,275
Coreweave 1.000% - 14.079% (TSFR03M + 8.750%) due 06/30/2028 «~		$3,500	3,547
Diamond Sports Group LLC TBD% due 05/25/2026		6,785	6,530
Envalior Finance GmbH
9.412% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	2,400	2,398
10.813% (TSFR03M + 5.500%) due 03/29/2030 ~		$3,762	3,507
Espai Barca Fondo De Titulizacion TBD% - 5.000% due 05/31/2028 «	EUR	3,008	3,874
Forward Air Corp. 9.827% (TSFR1M + 4.500%) due 12/19/2030 ~		$1,200	1,185
Galaxy U.S. Opco, Inc. 10.063% (TSFR03M + 4.750%) due 04/29/2029 ~		1,100	998
Gateway Casinos & Entertainment Ltd.
13.413% (CDOR03 + 8.000%) due 10/18/2027 ~	CAD	3,055	2,261
13.469% due 10/15/2027		$1,745	1,750
iHeartCommunications, Inc.
8.445% due 05/01/2026		1,000	878
8.695% due 05/01/2026		2,400	2,097
Lifepoint Health, Inc. 11.087% due 11/16/2028		2,400	2,409
Market Bidco Ltd. 8.651% (EUR003M + 4.750%) due 11/04/2027 ~	EUR	8,643	9,093
MPH Acquisition Holdings LLC 9.855% due 09/01/2028		$1,293	1,253
NAC Aviation 29 DAC
TBD% due 06/30/2026		1,818	1,743
TBD% (TSFR06M + 2.164%) due 06/30/2026 ~		2,727	2,614
Oi SA
1.750% (LIBOR03M + 1.750%) due 02/26/2035 ~		7,765	136
12.500% due 09/07/2024		10,327	10,276
Poseidon Bidco SASU 8.902% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	3,600	3,824
Promotora de Informaciones SA
8.873% (EUR003M + 4.970%) due 06/30/2026 «~		11,200	12,204
9.123% (EUR003M + 5.220%) due 12/31/2026 ~		3,208	3,421
PUG LLC 10.075% (TSFR03M + 4.750%) due 03/15/2030 ~		$3,300	3,309
Rising Tide Holdings, Inc. 14.329% (TSFR1M + 9.000%) due 06/01/2026 «~		2,470	2,393
Steenbok Lux Finco 1 SARL 10.000% (EUR006M + 10.000%) due 06/30/2026 «~	EUR	27	29
Steenbok Lux Finco 2 SARL
10.000% due 06/30/2026		27,768	10,411
10.000% (EUR006M + 10.000%) due 06/30/2026 «~		18	20
Syniverse Holdings, Inc. 12.302% (TSFR03M + 7.000%) due 05/13/2027 ~		$17,815	17,053
Team Health Holdings, Inc. 10.563% (TSFR03M + 5.250%) due 03/02/2027 ~		1,514	1,347
Telemar Norte Leste SA
1.750% due 02/26/2035		14,586	255
1.750% (LIBOR06M + 1.750%) due 02/26/2035 ~		6,008	106

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	March 31, 2024 (Unaudited)

Triton Water Holdings, Inc. 9.312% (TSFR03M + 4.000%) due 03/31/2028 ~		1,000	990
U.S. Renal Care, Inc. 10.442% (TSFR1M + 5.000%) due 06/20/2028 ~		21,636	18,859
Wesco Aircraft Holdings, Inc. TBD% - 13.929% (TSFR1M + 8.600%) due 05/01/2024 «~		1,742	1,864
Windstream Services LLC 9.430% due 02/23/2027		7,620	7,544
WS Audiology TBD% due 02/27/2029	EUR	4,100	4,420

Total Loan Participations and Assignments (Cost $209,322)			196,396

CORPORATE BONDS & NOTES 30.6%
BANKING & FINANCE 11.1%
Adler Financing SARL (12.500% PIK) 12.500% due 06/30/2025 (a)(h)		14,042	17,327
ADLER Real Estate AG 3.000% due 04/27/2026		1,200	1,145
Agps Bondco PLC
4.250% due 07/31/2025		900	796
4.625% due 01/14/2026		4,000	1,690
5.000% due 04/27/2027		5,100	2,132
5.500% due 11/13/2026		1,200	504
6.000% due 08/05/2025 (h)		6,800	2,952
Armor Holdco, Inc. 8.500% due 11/15/2029 (h)		$8,000	7,560
Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •(h)	EUR	2,400	2,716
8.000% due 01/22/2030 •(h)		956	1,045
10.500% due 07/23/2029 (h)		8,348	10,629
BOI Finance BV 7.500% due 02/16/2027 (h)		4,000	4,092
Cape Lookout Re Ltd. 13.362% (T-BILL 1MO + 8.000%) due 04/05/2027 «~		$800	802
Corestate Capital Holding SA (3.500% Cash or 9.000% PIK) 3.500% due 07/31/2049 (a)	EUR	448	169
East Lane Re Ltd. 14.612% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		$250	251
Hestia Re Ltd. 14.732% (T-BILL 1MO + 9.370%) due 04/22/2025 ~		939	928
Integrity Re Ltd.
22.362% (T-BILL 1MO + 17.000%) due 06/06/2026 ~		400	400
28.362% (T-BILL 1MO + 23.000%) due 06/06/2026 ~		400	400
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	500	508
Long Walk Reinsurance Ltd. 15.112% (T-BILL 3MO + 9.750%) due 01/30/2031 ~		$800	810
Sanders Re Ltd. 17.122% (T-BILL 3MO + 11.760%) due 04/09/2029 ~		1,815	1,630
SVB Financial Group
1.800% due 02/02/2031 ^(b)		1,395	871
2.100% due 05/15/2028 ^(b)		200	128
3.125% due 06/05/2030 ^(b)		200	128
3.500% due 01/29/2025 ^(b)		100	64
4.345% due 04/29/2028 ^(b)		600	381
4.570% due 04/29/2033 ^(b)		1,900	1,205
Uniti Group LP
6.000% due 01/15/2030 (h)		8,400	6,272
10.500% due 02/15/2028 (h)		2,671	2,772
Ursa Re Ltd. 14.612% (T-BILL 3MO + 9.250%) due 12/07/2026 ~		900	911
Veraison Re Ltd. 17.362% (T-BILL 1MO + 12.000%) due 03/10/2031 ~		700	753
Winston RE Ltd. 17.112% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		700	695
Yosemite Re Ltd. 15.340% (T-BILL 3MO + 9.978%) due 06/06/2025 ~		980	1,015

			73,681

INDUSTRIALS 17.9%
Altice France Holding SA 10.500% due 05/15/2027		17,400	6,527
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029		300	306
Carvana Co. (12.000% PIK) 12.000% due 12/01/2028 (a)(h)		1,021	984
Carvana Co. (13.000% PIK) 13.000% due 06/01/2030 (a)(h)		6,682	6,411
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (a)(h)		7,400	7,312
CGG SA
7.750% due 04/01/2027 (h)	EUR	2,000	1,980

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	March 31, 2024 (Unaudited)

8.750% due 04/01/2027 (h)		$2,000	1,814
Directv Financing LLC 5.875% due 08/15/2027 (h)		1,600	1,515
DISH DBS Corp.
5.250% due 12/01/2026		3,400	2,684
5.750% due 12/01/2028		14,200	9,786
Ecopetrol SA
8.375% due 01/19/2036		240	242
8.875% due 01/13/2033		500	529
First Quantum Minerals Ltd. 9.375% due 03/01/2029		200	207
GN Bondco LLC 9.500% due 10/15/2031 (h)		5,250	5,246
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (h)		7,000	6,521
Inter Media & Communication SpA 6.750% due 02/09/2027 (h)	EUR	2,000	2,123
Legacy LifePoint Health LLC 4.375% due 02/15/2027 (h)		$400	381
LifePoint Health, Inc.
9.875% due 08/15/2030 (h)		1,000	1,047
11.000% due 10/15/2030 (h)		3,980	4,259
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	1,000	1,018
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 (h)		$1,400	1,098
11.750% due 10/15/2028 (h)		500	542
Petroleos Mexicanos
6.700% due 02/16/2032 (h)		1,978	1,646
6.840% due 01/23/2030 (h)		800	706
8.750% due 06/02/2029 (h)		1,489	1,453
ProFrac Holdings LLC 12.548% (TSFR3M + 7.250%) due 01/23/2029 ~(h)		3,254	3,400
Rivian Holdings LLC 11.493% due 10/15/2026 •(h)		3,200	3,234
Triton Water Holdings, Inc. 6.250% due 04/01/2029		200	182
U.S. Renal Care, Inc. 10.625% due 06/28/2028		4,470	3,922
Vale SA 1.378% due 12/29/2049 ~(f)	BRL	10,300	666
Venture Global LNG, Inc.
9.500% due 02/01/2029 (h)		$3,008	3,244
9.875% due 02/01/2032 (h)		2,100	2,265
Veritas U.S., Inc. 7.500% due 09/01/2025 (h)		7,120	6,535
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 ^(a)(b)		7,105	6,466
Windstream Escrow LLC 7.750% due 08/15/2028 (h)		23,816	22,064
Xerox Holdings Corp. 8.875% due 11/30/2029		800	816

			119,131

UTILITIES 1.6%
Oi SA 10.000% due 07/27/2025 ^(b)		34,485	604
Peru LNG SRL 5.375% due 03/22/2030 (h)		11,082	9,655
Raizen Fuels Finance SA 6.450% due 03/05/2034 (h)		300	308

			10,567

Total Corporate Bonds & Notes (Cost $231,430)			203,379

MUNICIPAL BONDS & NOTES 3.1%
PUERTO RICO 3.1%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043		24,294	14,072
0.000% due 11/01/2051		13,494	6,393

Total Municipal Bonds & Notes (Cost $20,127)			20,465

NON-AGENCY MORTGAGE-BACKED SECURITIES 55.5%
225 Liberty Street Trust 4.649% due 02/10/2036 ~(h)		14,239	10,635
245 Park Avenue Trust 3.657% due 06/05/2037 ~		2,680	2,335
Ashford Hospitality Trust
8.248% due 06/15/2035 •(h)		1,000	974
8.598% due 04/15/2035 •(h)		14,536	14,181

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	March 31, 2024 (Unaudited)

Atrium Hotel Portfolio Trust 9.023% due 06/15/2035 •		6,223	6,024
BAMLL Commercial Mortgage Securities Trust
7.950% due 03/15/2037 •(h)		2,000	1,938
8.150% due 03/15/2037 •(h)		3,000	2,894
Barclays Commercial Mortgage Securities Trust 3.688% due 02/15/2053 ~(h)		4,785	2,984
Barclays Commercial Real Estate Trust 4.563% due 08/10/2033 ~(h)		5,370	3,790
BCAP LLC Trust
1.161% due 11/27/2036 •		38,346	7,884
3.873% due 04/25/2038 ~(h)		3,406	2,625
Beast Mortgage Trust
8.890% due 03/15/2036 •(h)		6,750	4,218
9.890% due 03/15/2036 •		2,500	1,437
10.826% due 02/15/2037 •(h)		8,800	5,149
11.826% due 02/15/2037 •(h)		1,500	833
Benchmark Mortgage Trust 3.440% due 08/15/2052 ~(h)		8,600	8,080
Beneria Cowen & Pritzer Collateral Funding Corp. 9.078% due 06/15/2038 •(h)		5,500	2,996
BMO Mortgage Trust
3.269% due 02/17/2055 ~(h)		9,615	7,797
3.939% due 02/17/2055 ~(h)		11,000	6,646
Braemar Hotels & Resorts Trust 7.898% due 06/15/2035 •(h)		8,500	8,255
BX Trust
7.677% due 10/15/2036 •(h)		4,000	3,889
8.543% due 05/15/2030 •(h)		3,754	3,682
Canada Square Funding PLC 7.673% due 12/17/2057 •(h)	GBP	2,000	2,519
Citigroup Commercial Mortgage Trust
8.490% due 12/15/2036 •(h)		$585	579
9.340% due 12/15/2036 •(h)		3,400	3,319
Colony Mortgage Capital Ltd.
7.461% due 11/15/2038 •(h)		2,300	2,145
8.157% due 11/15/2038 •(h)		3,400	3,018
COLT Mortgage Loan Trust 4.660% due 03/25/2067 ~(h)		7,200	6,507
Connecticut Avenue Securities Trust
10.570% due 03/25/2042 •(h)		2,000	2,180
11.320% due 10/25/2041 •		4,755	5,028
14.820% due 03/25/2042 •(h)		5,200	5,928
Countrywide Home Loan Mortgage Pass-Through Trust 6.500% due 01/25/2038 (h)		14,397	6,814
Credit Suisse Mortgage Capital Mortgage-Backed Trust 8.744% due 07/15/2032 •(h)		12,000	11,019
DOLP Trust 3.704% due 05/10/2041 ~(h)		14,250	7,693
Extended Stay America Trust 9.139% due 07/15/2038 •(h)		10,669	10,676
Freddie Mac
7.970% due 01/25/2051 •		620	657
8.320% due 12/25/2050 •		760	801
8.370% due 01/25/2034 •(h)		855	905
9.070% due 02/25/2042 •(h)		5,200	5,479
10.070% due 02/25/2042 •(h)		1,700	1,814
10.820% due 01/25/2034 •(h)		900	993
12.820% due 10/25/2041 •		5,700	6,198
13.120% due 11/25/2041 •(h)		4,400	4,808
13.820% due 02/25/2042 •(h)		800	879
GS Mortgage Securities Corp. Trust 8.220% due 08/15/2032 •(h)		5,000	4,867
GSMSC Resecuritization Trust 6.045% due 11/26/2037 (h)		15,034	13,538
Harbour PLC 8.222% due 01/28/2054 •(h)	GBP	10,416	12,734
Hilton Orlando Trust 8.272% due 12/15/2034 •(h)		$1,250	1,242
HPLY Trust
8.585% due 11/15/2036 •(h)		7,586	7,396
9.335% due 11/15/2036 •(h)		11,363	11,036
Jackson Park Trust 3.242% due 10/14/2039 ~(h)		2,700	2,130
JP Morgan Chase Commercial Mortgage Securities Trust
7.630% due 06/15/2038 •(h)		3,276	2,720
7.673% due 12/15/2031 •(h)		5,211	4,968
8.540% due 03/15/2036 •(h)		2,000	842
8.830% due 06/15/2038 •		250	139
9.290% due 03/15/2036 •(h)		19,256	7,022
10.290% due 03/15/2036 •		1,325	181
MAD Mortgage Trust 3.898% due 08/15/2034 ~(h)		745	548
Morgan Stanley Bank of America Merrill Lynch Trust 4.750% due 12/15/2046 ~(h)		4,190	3,776

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	March 31, 2024 (Unaudited)

Morgan Stanley Capital Trust 8.169% due 07/15/2035 •(h)		7,084	6,874
MRCD Mortgage Trust
2.718% due 12/15/2036		5,000	2,899
2.718% due 12/15/2036 (h)		11,198	6,017
New Orleans Hotel Trust 8.062% due 04/15/2032 •(h)		7,900	7,291
New Residential Mortgage Loan Trust 3.874% due 11/25/2059 ~		15,500	7,931
Residential Mortgage Securities PLC 9.527% due 06/20/2070 •(h)	GBP	2,500	3,178
Seasoned Credit Risk Transfer Trust
4.500% due 02/25/2059 ~(h)		$8,981	8,156
4.500% due 11/25/2061 ~(h)		5,900	5,005
4.750% due 08/25/2058 ~(h)		8,337	7,775
SFO Commercial Mortgage Trust
7.839% due 05/15/2038 •		340	319
8.339% due 05/15/2038 •(h)		6,500	5,401
Stratton Hawksmoor PLC
7.223% due 02/25/2053 •(h)	GBP	3,800	4,681
7.973% due 02/25/2053 •(h)		8,379	10,042
Uropa Securities PLC 5.275% due 10/10/2040 •	EUR	2,640	2,461
WaMu Mortgage Pass-Through Certificates Trust 6.344% due 10/25/2045 •(h)		$7,587	6,417
Wells Fargo Commercial Mortgage Trust
3.860% due 09/15/2031 ~(h)		1,500	1,387
4.928% due 12/15/2039 ~(h)		8,600	7,523
8.180% due 02/15/2037 •(h)		3,080	3,059

Total Non-Agency Mortgage-Backed Securities (Cost $416,741)			368,760

ASSET-BACKED SECURITIES 33.4%
ACE Securities Corp. Home Equity Loan Trust
5.864% due 04/25/2036 •(h)		24,307	17,739
5.884% due 08/25/2036 •(h)		21,238	5,172
Bear Stearns Asset-Backed Securities Trust 6.494% due 07/25/2034 •(h)		5,054	5,067
BNC Mortgage Loan Trust 5.734% due 05/25/2037 •(h)		16,250	12,974
College Avenue Student Loans LLC
0.000% due 06/25/2054 «(e)		5	2,157
6.610% due 06/25/2054 «		635	636
8.660% due 06/25/2054 «		914	916
Cologix Canadian Issuer LP 7.740% due 01/25/2052	CAD	5,400	3,670
Countrywide Asset-Backed Certificates Trust
5.694% due 06/25/2047 •(h)		$10,269	8,387
5.704% due 06/25/2047 •(h)		14,779	11,825
5.939% due 03/25/2037 •(h)		11,268	10,128
6.414% due 08/25/2047 •		2,000	1,607
Deer Park CLO DAC 0.000% due 10/15/2034 ~	EUR	4,000	2,448
Duke Funding Ltd. 9.000% due 04/08/2039 •(h)		$125,567	8,171
First Franklin Mortgage Loan Trust 5.754% due 10/25/2036 •(h)		15,000	11,597
Flagship Credit Auto Trust 0.000% due 06/15/2029 «(e)		25	1,632
GSAMP Trust
5.864% due 05/25/2046 •(h)		10,550	8,270
6.389% due 07/25/2045 •(h)		15,226	11,753
Home Equity Mortgage Loan Asset-Backed Trust 6.359% due 10/25/2035 •(h)		11,200	9,326
HSI Asset Securitization Corp. Trust 6.254% due 12/25/2035 •(h)		13,243	10,031
LendingPoint Pass-Through Trust
0.000% due 04/15/2028 «(e)		7,600	1,142
0.000% due 05/15/2028 «(e)		7,554	984
Long Beach Mortgage Loan Trust 7.019% due 02/25/2035 •(h)		10,158	9,243
Merrill Lynch Mortgage Investors Trust 6.494% due 04/25/2036 •(h)		5,920	4,892
PRET LLC 6.170% due 07/25/2051 þ(h)		11,600	11,299
PRPM LLC 6.291% due 02/25/2027 þ(h)		3,000	2,916
RR 1 Ltd. 0.000% due 07/15/2117 ~		3,200	1,402
RR 17 Ltd. 0.000% due 07/15/2034 ~		4,000	2,685
RR 7 Ltd. 0.000% due 01/15/2120 ~		14,600	7,676
Saxon Asset Securities Trust 5.734% due 01/25/2047 •(h)		1,708	1,576

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	March 31, 2024 (Unaudited)

Securitized Asset-Backed Receivables LLC Trust 6.044% due 11/25/2035 •(h)		6,048	4,954
SMB Private Education Loan Trust
0.000% due 11/16/2054 «(e)		9	8,241
0.000% due 02/16/2055 «(e)		5	5,727
5.950% due 02/16/2055 (h)		5,730	5,465
Specialty Underwriting & Residential Finance Trust 7.244% due 12/25/2035 •(h)		4,558	4,102
Structured Asset Securities Corp. Mortgage Loan Trust 6.869% due 02/25/2036 •(h)		6,876	6,388

Total Asset-Backed Securities (Cost $263,899)			222,198

SOVEREIGN ISSUES 1.1%
Egypt Government International Bond 6.375% due 04/11/2031	EUR	1,500	1,345
Russia Government International Bond
5.625% due 04/04/2042		$8,800	5,856
5.875% due 09/16/2043		200	134

Total Sovereign Issues (Cost $4,158)			7,335

		SHARES
COMMON STOCKS 7.5%
CONSUMER DISCRETIONARY 0.0%
Steinhoff International Holdings NV «(c)(g)		39,030,044	0

FINANCIALS 0.7%
ADLER Group SA «(c)		157,845	30
Banca Monte dei Paschi di Siena SpA (c)		1,073,500	4,864

			4,894

HEALTH CARE 5.4%
Amsurg Equity «(c)(g)		718,727	35,548

INDUSTRIALS 1.4%
Syniverse Holdings, Inc. «(g)		10,034,506	9,250

			9,250

UTILITIES 0.0%
West Marine New «(c)(g)		8,371	88

Total Common Stocks (Cost $42,114)			49,780

WARRANTS 0.0%
UTILITIES 0.0%
West Marine - Exp. 09/11/2028 «		14,259	0

Total Warrants (Cost $0)			0

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(f)		728,525	834
SVB Financial Group
4.000% due 05/15/2026 ^(b)(f)		200,000	3
4.250% due 11/15/2026 ^(b)(f)		100,000	2
4.700% due 11/15/2031 ^(b)(f)		190,000	3

Total Preferred Securities (Cost $1,076)			842

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.9%
U.S. TREASURY BILLS 0.9%
5.359% due 04/25/2024 - 06/13/2024 (d)(e)(k)		5,765	5,725

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	March 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $5,725)		5,725

Total Investments in Securities (Cost $1,194,592)		1,074,880

	SHARES
INVESTMENTS IN AFFILIATES 12.7%
COMMON STOCKS 2.9%
AFFILIATED INVESTMENTS 2.9%
Market Garden Dogwood LLC «(c)(g)	19,000,000	19,196

Total Common Stocks (Cost $19,000)		19,196

SHORT-TERM INSTRUMENTS 9.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.8%
PIMCO Short-Term Floating NAV Portfolio III	6,674,962	64,927

Total Short-Term Instruments (Cost $64,920)		64,927

Total Investments in Affiliates (Cost $83,920)		84,123

Total Investments 174.4% (Cost $1,278,512)		$1,159,003
Financial Derivative Instruments (i)(j) 0.1%(Cost or Premiums, net $10,439)		909
Other Assets and Liabilities, net (74.5)%		(495,252)

Net Assets 100.0%		$664,660

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^		Security is in default.
«		Security valued using significant unobservable inputs (Level 3).
µ		All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		Payment in-kind security.
(b)		Security is not accruing income as of the date of this report.
(c)		Security did not produce income within the last twelve months.
(d)		Coupon represents a weighted average yield to maturity.
(e)		Zero coupon security.
(f)		Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)		RESTRICTED SECURITIES:
Issuer Description		Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity		11/02/2023 – 11/06/2023		$30,032	$35,548	5.35%
Market Garden Dogwood LLC		03/13/2024		19,000	19,196	2.89
Steinhoff International Holdings NV		06/30/2023 – 10/30/2023		0	0	0.00
Syniverse Holdings, Inc. 12.500%		05/12/2022 – 11/30/2023		9,868	9,250	1.39
West Marine New		09/12/2023		120	88	0.01

				$59,020	$64,082	9.64%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	6.630%	03/06/2024	07/05/2024		$(4,326)	$(4,346)
BPS	4.220	12/08/2023	TBD(2)	EUR	(1,296)	(1,418)
	4.300	01/22/2024	TBD(2)		(14,212)	(15,461)
	5.980	03/04/2024	04/11/2024		$(4,905)	(4,928)
	6.000	03/19/2024	07/15/2024		(2,900)	(2,906)
	6.580	01/22/2024	07/18/2024		(43,373)	(43,926)
	6.580	02/15/2024	08/13/2024		(15,107)	(15,234)
	6.620	01/17/2024	04/16/2024		(1,101)	(1,116)
	6.680	01/22/2024	07/18/2024		(3,354)	(3,397)
	6.880	02/15/2024	08/13/2024		(569)	(574)
BRC	4.250	09/29/2023	TBD(2)	EUR	(2,873)	(3,166)
	4.750	03/18/2024	TBD(2)		$(1,359)	(1,362)
	6.420	03/13/2024	09/09/2024		(4,036)	(4,050)
	6.470	01/10/2024	07/08/2024		(5,553)	(5,635)
	6.570	02/20/2024	05/20/2024		(457)	(460)
	6.630	03/12/2024	07/10/2024		(4,157)	(4,172)
	6.680	03/19/2024	07/17/2024		(39,391)	(39,486)
	6.750	10/19/2023	04/16/2024		(6,142)	(6,332)
	6.830	03/19/2024	07/17/2024		(641)	(643)
BYR	6.030	03/04/2024	05/20/2024		(706)	(709)
	6.060	10/10/2023	04/08/2024		(14,923)	(15,359)
DBL	6.422	03/08/2024	05/03/2024		(8,719)	(8,756)
	6.922	03/08/2024	05/03/2024		(15,437)	(15,508)
GLM	6.590	01/30/2024	10/29/2024		(6,595)	(6,670)
	6.590	03/22/2024	10/29/2024		(489)	(490)
IND	5.950	03/06/2024	04/04/2024		(290)	(291)
JPS	4.750	03/18/2024	05/03/2024		(888)	(890)
	6.480	01/08/2024	04/08/2024		(5,087)	(5,164)
	6.520	01/16/2024	04/15/2024		(771)	(782)

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	March 31, 2024 (Unaudited)

6.630	01/08/2024	04/08/2024	(5,206)	(5,287)
6.670	01/16/2024	04/15/2024	(1,348)	(1,367)
6.680	01/02/2024	04/03/2024	(3,695)	(3,757)
MEI	4.220	03/20/2024	TBD(2)	EUR	(6,158)	(6,653)
4.250	03/20/2024	TBD(2)	(2,430)	(2,625)
5.750	03/22/2024	06/24/2024	GBP	(6,648)	(8,404)
5.910	03/15/2024	05/15/2024	(5,883)	(7,445)
6.050	03/22/2024	06/24/2024	(7,308)	(9,239)
MSB	6.530	02/23/2024	08/21/2024	$(5,488)	(5,526)
6.530	03/11/2024	09/09/2024	(1,997)	(2,005)
6.580	01/09/2024	07/08/2024	(7,784)	(7,901)
6.580	01/16/2024	07/15/2024	(8,125)	(8,238)
6.630	01/16/2024	07/15/2024	(1,843)	(1,869)
6.680	01/09/2024	07/08/2024	(4,171)	(4,234)
6.680	01/16/2024	07/15/2024	(6,146)	(6,231)
MZF	6.480	03/20/2024	09/20/2024	(66,588)	(66,732)
RBC	6.770	02/08/2024	08/08/2024	(3,702)	(3,739)
6.770	03/22/2024	09/23/2024	(634)	(635)
RDR	4.750	03/18/2024	TBD(2)	(1,390)	(1,392)
RTA	5.870	01/16/2024	04/16/2024	(13,326)	(13,491)
5.870	02/16/2024	04/16/2024	(430)	(433)
5.870	03/25/2024	04/16/2024	(468)	(468)
5.920	01/16/2024	04/16/2024	(12,389)	(12,544)
6.420	03/11/2024	07/09/2024	(1,949)	(1,956)
SOG	5.600	12/05/2023	TBD(2)	(1,220)	(1,242)
6.050	02/08/2024	04/10/2024	(22,149)	(22,346)
6.050	03/19/2024	04/10/2024	(5,522)	(5,534)
6.580	02/14/2024	08/13/2024	(684)	(690)
6.630	02/14/2024	08/13/2024	(3,999)	(4,034)
6.680	02/16/2024	08/15/2024	(376)	(379)
UBS	4.200	12/08/2023	TBD(2)	EUR	(4,614)	(5,045)
4.280	02/21/2024	05/21/2024	(3,005)	(3,258)
6.280	03/22/2024	04/23/2024	$(8,172)	(8,186)
6.380	03/22/2024	04/23/2024	(4,431)	(4,439)
6.430	03/22/2024	04/23/2024	(3,127)	(3,133)
6.540	12/05/2023	06/05/2024	(10,521)	(10,747)
6.550	01/16/2024	04/16/2024	(2,879)	(2,918)
6.680	01/04/2024	04/03/2024	(10,374)	(10,543)
6.780	10/19/2023	04/16/2024	(8,902)	(9,179)
6.800	07/27/2023	04/26/2024	(621)	(650)

Total Reverse Repurchase Agreements	$(487,725)

(h)	Securities with an aggregate market value of $647,203 and cash of $544 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(474,019) at a weighted average interest rate of 6.283%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	17	$(4,056)	$99	$2	$0
3-Month SOFR Active Contract December Futures	03/2026	18	(4,331)	72	2	0
3-Month SOFR Active Contract June Futures	09/2024	20	(4,743)	136	1	0
3-Month SOFR Active Contract June Futures	09/2025	17	(4,077)	81	3	0
3-Month SOFR Active Contract March Futures	06/2024	28	(6,627)	195	0	0
3-Month SOFR Active Contract March Futures	06/2025	15	(3,589)	79	2	0
3-Month SOFR Active Contract March Futures	06/2026	16	(3,853)	60	2	0
3-Month SOFR Active Contract September Futures	12/2024	19	(4,519)	121	2	0
3-Month SOFR Active Contract September Futures	12/2025	13	(3,124)	56	2	0

Total Futures Contracts	$899	$16	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(1)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	1,700	$31	$6	$37	$5	$0

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	March 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	$32,400	(2)	908	906	18	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	12/21/2024	146,000	(740)	(5)	(745)	0	(49)
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	16,200	2	457	459	10	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	2,600	1	120	121	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	12/21/2027	207,700	(177)	2,784	2,607	0	(363)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	76,900	639	(1,870)	(1,231)	0	(127)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	1,400	(27)	36	9	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	25,600	6,320	2,819	9,139	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	17,400	4,191	1,719	5,910	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.400	Annual	12/21/2052	22,900	40	1,076	1,116	0	(46)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	EUR	7,800	676	2,460	3,136	0	(66)
Receive(1)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052	22,900	313	1,003	1,316	0	(38)

Total Swap Agreements	$11,267	$11,513	$22,780	$38	$(754)

Cash of $8,370 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2024	EUR	1,107	$1,199	$5	$0
04/2024	$101,051	EUR	93,073	0	(639)
05/2024	EUR	92,695	$100,761	641	0
BPS	04/2024	GBP	7,310	9,279	53	0
04/2024	$5,005	EUR	4,590	0	(53)
CBK	04/2024	GBP	13,372	$17,030	152	0
04/2024	$17,595	GBP	13,956	20	0
DUB	04/2024	EUR	101,285	$110,088	817	0
JPM	04/2024	CAD	7,611	5,641	21	0
04/2024	EUR	1,264	1,373	10	0
MBC	04/2024	2,163	2,355	22	0
04/2024	$5,614	CAD	7,613	7	0
04/2024	8,495	GBP	6,726	0	(6)
05/2024	CAD	7,610	$5,614	0	(7)
05/2024	GBP	6,726	8,497	6	0
SCX	04/2024	$8,847	EUR	8,156	0	(48)
UAG	05/2024	581	538	0	0

Total Forward Foreign Currency Contracts	$1,754	$(753)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Petroleos Mexicanos	1.000%	Quarterly	12/20/2028	5.083%	$900	$(174)	$34	$0	$(140)
BRC	Egypt Government International Bond	1.000	Quarterly	12/20/2028	5.332	3,000	(521)	36	0	(485)
Panama Government International Bond	1.000	Quarterly	12/20/2028	1.697	2,800	(106)	28	0	(78)
CBK	Panama Government International Bond	1.000	Quarterly	12/20/2028	1.697	700	(27)	8	0	(19)

$(828)	$106	$0	$(722)

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS
Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	AP Core Holdings II, LLC	1-Month USD-LIBOR	Maturity	04/30/2024	$204	0	67	67	0
Pay	Market Bidco Limited	1-Month USD-LIBOR	Maturity	05/15/2024	339	0	554	554	0
Pay	PUG LLC	1-Month USD-LIBOR	Maturity	04/28/2024	280	0	268	268	0

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	March 31, 2024 (Unaudited)

Pay	Veritas US Inc.	1-Month USD-LIBOR	Maturity	04/30/2024	722	0	441	441	0

						$0	$1,330	$1,330	$0

Total Swap Agreements						$(828)	$1,436	$1,330	$(722)

(k)

Securities with an aggregate market value of $558 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Loan Participations and Assignments			$0		$125,735	$70,661		$196,396
Corporate Bonds & Notes
Banking & Finance			0		72,879	802		73,681
Industrials			0		119,131	0		119,131
Utilities			0		10,567	0		10,567
Municipal Bonds & Notes
Puerto Rico			0		20,465	0		20,465
Non-Agency Mortgage-Backed Securities			0		368,760	0		368,760
Asset-Backed Securities			0		200,763	21,435		222,198
Sovereign Issues			0		7,335	0		7,335
Common Stocks
Financials			4,864		0	30		4,894
Health Care			0		0	35,548		35,548
Industrials			0		0	9,250		9,250
Utilities			0		0	88		88
Preferred Securities
Banking & Finance			0		842	0		842
Short-Term Instruments
U.S. Treasury Bills			0		5,725	0		5,725

			$4,864		$932,202	$137,814		$1,074,880
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments			0		0	19,196		19,196
Short-Term Instruments
Central Funds Used for Cash Management Purposes			64,927		0	0		64,927

			$64,927		$0	$19,196		$84,123

Total Investments			$69,791		$932,202	$157,010		$1,159,003

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			0		54	0		54
Over the counter			0		3,084	0		3,084

			$0		$3,138	$0		$3,138
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			0		(754)	0		(754)
Over the counter			0		(1,475)	0		(1,475)

			$0		$(2,229)	$0		$(2,229)

Total Financial Derivative Instruments			$0		$909	$0		$909

Totals			$69,791		$933,111	$157,010		$1,159,912

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	March 31, 2024 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2024:
Category and Subcategory	Beginning Balance at 06/30/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2024 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$95,228	$34,162	$(60,284)	$2,491	$(8,280)	$1,046	$23,267	$(16,969)	$70,661	$943
Corporate Bonds & Notes
Banking & Finance	0	800	0	0	0	2	0	0	802	2
Asset-Backed Securities	22,982	3,703	0	0	0	(5,250)	0	0	21,435	(5,250)
Common Stocks
Financials	84	0	0	0	0	(54)	0	0	30	(55)
Health Care	0	30,032	0	0	0	5,516	0	0	35,548	5,516
Industrials	8,692	590	0	0	0	(32)	0	0	9,250	(32)
Utilities	0	120	0	0	0	(32)	0	0	88	(32)

	$126,986	$69,407	$(60,284)	$2,491	$(8,280)	$1,196	$23,267	$(16,969)	$137,814	$1,092
Investments in Affiliates
Common Stocks
Affiliated Investments	$0	$19,000	$0	$0	$0	$196	$0	$0	$19,196	$196

Totals	$126,986	$88,407	$(60,284)	$2,491	$(8,280)	$1,392	$23,267	$(16,969)	$157,010	$1,288

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$12,995	Comparable Companies			EBITDA Multiple		X	14.000	—
		25,504	Discounted Cash Flow			Discount Rate			5.670 - 26.480	10.821
		8,846	Recent Transaction			Purchase Price			100.000	—
		497	Reference Instrument						1.750	—
		22,819	Third Party Vendor			Broker Quote			95.500 - 102.500	95.515
Corporate Bonds & Notes
Banking & Finance		802	Proxy Pricing			Base Price			100.069	—
Asset-Backed Securities		17,726	Discounted Cash Flow			Discount Rate			14.800 - 17.000	15.645
		3,709	Proxy Pricing			Base Price			100.000 - 42,417.783	24,704.696
Common Stocks
Financials		30	Option Pricing Model			Volatility			60.870	—
Health Care		35,548	Comparable Companies			EBITDA Multiple		X	14.000	—
Industrials		9,250	Discounted Cash Flow			Discount Rate			15.380	—
Utilities		88	Discounted Cash Flow/Comparable Companies			Discount Rate/Revenue multiple		%/ X	19.250/0.550	—
Investments in Affiliates
Common Stocks
		19,196	Sum of the Parts			Discount Rate/Mortality Assumption			15.300/2015 ANB VBT Mortality Table	—

Total		$157,010

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

Each of the Funds' subsidiaries was formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. Each Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of each Fund and its subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the subsidiaries.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
PAXSLS I LLC	12/31/2021	0.0%
RLM 4355 LLC	12/31/2021	0.0%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Notes to Financial Statements (Cont.)

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a

Notes to Financial Statements (Cont.)

quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

The Sum-of-the-Parts model is typically used when an investment or subject company has two or more separate and distinct assets that would each require its own valuation methodology, typically an income or market approach. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expect to take in future tax returns.

Notes to Financial Statements (Cont.)

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund's transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$216,605	$(151,700)	$15	$7	$64,927	$1,364	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended March 31, 2024 (amounts in thousands†, except number of shares).

PIMCO Access Income Fund

Security Name	Market Value at 06/30/2023	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 03/31/2024	Dividend Income	Shares Held at 03/31/2024
MARKET GARDEN DOGWOOD LLC EQUITY	0	$19,000	$0	$0	$196	$19,196	$0	19,000,000

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	RTA	RBC (Barbados) Trading Bank Corp.
BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	SCX	Standard Chartered Bank, London
BYR	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
CBK	Citibank N.A.	MEI	Merrill Lynch International	UAG	UBS AG Stamford
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC
DUB	Deutsche Bank AG	MZF	Mizuho Securities USA LLC

Currency Abbreviations:
BRL	Brazilian Real	EUR	Euro	USD (or $)	United States Dollar
CAD	Canadian Dollar	GBP	British Pound

Index/Spread Abbreviations:
CDOR03	3 month CDN Swap Rate	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
EUR003M	3 Month EUR Swap Rate	LIBOR06M	6 Month USD-LIBOR	TSFR1M	Term SOFR 1-Month
EUR006M	6 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate	TSFR3M	Term SOFR 3-Month
EUR012M	12 Month EUR Swap Rate

Other Abbreviations:
CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
DAC	Designated Activity Company	OIS	Overnight Index Swap	TBD	To-Be-Determined
EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding
EURIBOR	Euro Interbank Offered Rate